GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Summary of Revenue by Geographic Area
1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2016	2015	2014
Americas, principally U.S.	$847,458	$791,568	$729,933
Europe	627,524	595,850	550,811
Asia-Pacific, Middle-East and Africa	266,319	242,420	215,072

	$1,741,301	$1,629,838	$1,495,816

Property and Equipment, Net by Geographic Area
2.	Property and equipment, net:

	December 31,
	2016	2015
Israel	$56,682	$44,138
U.S.	2,952	3,005
Rest of the world	2,225	1,549

	$61,859	$48,692

Total Revenues by Product Lines
b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2016, 2015 and 2014 by product lines:

	Year ended December 31,
	2016	2015	2014
Product and licenses:
Network security Gateways	$516,254	$485,778	$469,097
Other*)	56,710	70,014	51,215

	572,964	555,792	520,312
Subscriptions:
Network security Gateways	389,885	318,624	265,021
Software updates and maintenance	778,452	755,422	710,483

Total revenues	$1,741,301	$1,629,838	$1,495,816

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2016	2015	2014
Financial income:
Interest income	$69,425	$67,581	$65,497
Realized gain on sale of marketable securities, net	2,993	16	288

	72,418	67,597	65,785

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	23,388	29,622	33,021
Foreign currency re-measurement loss	2,658	485	1,844
Others	1,970	3,417	2,158

	28,016	33,524	37,023

	$44,402	$34,073	$28,762